Average Annual Total Returns{- Fidelity Simplicity RMD 2010 Fund} - 07.31 Fidelity Simplicity RMD Funds Retail Combo PRO-13 - Fidelity Simplicity RMD 2010 Fund	Fidelity Simplicity RMD 2010 Fund Return Before Taxes Past 1 year	Fidelity Simplicity RMD 2010 Fund Return Before Taxes Past 5 years	Fidelity Simplicity RMD 2010 Fund Return Before Taxes Past 10 years	Fidelity Simplicity RMD 2010 Fund After Taxes on Distributions Past 1 year	Fidelity Simplicity RMD 2010 Fund After Taxes on Distributions Past 5 years	Fidelity Simplicity RMD 2010 Fund After Taxes on Distributions Past 10 years	Fidelity Simplicity RMD 2010 Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Simplicity RMD 2010 Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Simplicity RMD 2010 Fund After Taxes on Distributions and Sales Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	IXZNH Past 1 year	IXZNH Past 5 years	IXZNH Past 10 years
Total	9.97%	7.42%	6.88%	8.81%	5.64%	5.50%	6.17%	5.36%	5.13%	7.51%	4.44%	3.84%	9.49%	7.46%	7.26%